Operating Leases (Undiscounted Cash Flows Due) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Leases [Abstract]
2020	$ 535
2021	535
2022	535
2023	535
2024	544
2025 and thereafter	3,879
Total undiscounted cash flows	6,563
Discount on cash flows	(1,247)
Total lease liabilities	$ 5,316
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilities